================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Birch Run Capital, LLC
Address: 1350 Broadway, Suite 2412
         New York, NY 10018

13F File Number: 28-005-42627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caren Abramovich
Title: Chief Operating & Compliance Officer
Phone: 212-433-1980

Signature, Place, and Date of Signing:

/s/Caren Abramovich    New York, NY    8/14/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in his list, omit this section.]

     Form 13F File Number         Name
     28-_____________________     _____________________________

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form13F Information Table Entry Total: 19

Form13F Information Table Value Total: 211,572

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- ------------------------
                             TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARE      NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ---------
BANK OF AMERICA CORP         COM      060505104    1,391   170,000 SH  CALL OTHER
CHATHAM LODGING TR           COM      16208T102    6,525   456,902 SH       OTHER                      456,902
CIT GROUP INC                COM NEW  125581801    8,300   232,897 SH       OTHER                      108,860   124,037
CORE MARK HOLDING CO INC     COM      218681104    1,708    35,481 SH       OTHER                       35,481
EAGLE MATERIALS INC          COM      26969P108    4,218   112,952 SH       OTHER                       12,952   100,000
EMCOR GROUP IN               COM      29084Q100    5,564   200,000 SH       OTHER                      200,000
ENERGY PARTNERS LTD          COM NEW  29270U303   24,779 1,466,228 SH       OTHER                      619,623   846,605
NORTHEAST BANCORP            COM NEW  663904209      424    49,980 SH       OTHER                       49,980
PNC FINL SVCS GROUP INC      COM      693475105    2,139    35,000 SH  CALL OTHER
PRIMUS TELECOMMUNICATIONS GR COM      741929301      588    37,786 SH       OTHER                       37,786
QUIKSILVER INC               COM      74838C106    7,282 3,125,443 SH       OTHER                    1,525,443 1,600,000
REGIS CORP MINN              COM      758932107  107,171 5,967,197 SH       OTHER                    5,967,197
RETAIL OPPORTUNITY INVTS COR COM      76131N101    8,912   738,935 SH       OTHER                       53,935   685,000
RETAIL OPPORTUNITY INVTS COR COM      76131N101    4,482   371,600 SH  CALL OTHER
SLM CORP                     COM      78442P106    1,084    69,000 SH       OTHER                       69,000
STAPLES INC                  COM      855030102    1,357   104,000 SH       OTHER                      104,000
STARWOOD PPTY TR INC         COM      85571B105   20,546   964,150 SH       OTHER                      307,750   656,400
WALTER INVT MGMT CORP        COM      93317W102    4,612   196,763 SH       OTHER                      196,763
ZIPREALTY INC                COM      98974V107      491   338,661 SH       OTHER                      338,661